Taxes on Income - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Taxes [Abstract]
Domestic	$ (13,859)	$ (62,734)	$ (58,085)
Foreign	(1,106)	(647)	1,585
Loss before income taxes	$ (14,965)	$ (63,381)	$ (56,500)